SUBSIDIARY EQUITY OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about equity interests classified as liabilities [Table Text Block]
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Subsidiary preferred shares and capital	(a)	$2,257	$1,469
Limited-life funds and redeemable fund units	(b)	263	1,114
Subsidiary preferred equity units	(c)	1,625	1,605
Total		$4,145	$4,188

AS AT DEC. 31 (MILLIONS, EXCEPT SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2023	2022
Series 2	24,000,000	6.50%	US$	$587	$575
Series 3	24,000,000	6.75%	US$	564	556
New LP Preferred Units	19,273,654	6.25%	US$	474	474
Total				$1,625	$1,605